Concentration of Risks and Uncertainties (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
New York Life Insurance Anchor Acct IV [Member]
Concentration of Risks and Uncertainties [Abstract]
Investments	$ 48,684,668	$ 51,335,857
Investments as a percentage of net assets	13.00%	14.00%
Fidelity 500 Index Fund [Member]
Concentration of Risks and Uncertainties [Abstract]
Investments	$ 68,337,737	$ 59,030,537
Investments as a percentage of net assets	18.00%	16.00%
MTI Common Stock [Member]
Concentration of Risks and Uncertainties [Abstract]
Investments	$ 37,027,735	$ 43,829,819
Investments as a percentage of net assets	12.00%	10.00%